Long-Term Debt - Additional Information (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Federal Home Loan Bank and Federal Reserve Bank
Debt Instrument [Line Items]
Unused borrowing capacity	$ 205.1	$ 171.2